UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08943

Name of Fund: Legg Mason Light Street Trust, Inc.
Fund Address: 100 Light Street
              Baltimore, MD  21202

Name and address of agent for service:
      Mark R. Fetting, President, Legg Mason Light Street Trust, Inc. 100 Light Street
      Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  October 31, 2003

Date of reporting period:  October 31, 2003

Item 1 - Report to Shareholders




             ------------------------------------------------------

                                   Legg Mason

                             Classic Valuation Fund

                          Annual Report to Shareholders
                                October 31, 2003
                                  Primary Class

             ------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]

 Annual Report to Shareholders

To Our Shareholders,

  We are pleased to provide you with Legg Mason Classic Valuation Fund's annual report for the year ended October 31, 2003.

  The following table summarizes key statistics for the Primary Class of shares of the Fund, along with its benchmark, as of October 31, 2003:



                                                     Total Returns(A)
                                                   --------------------
                                                   3 Months   12 Months
                                                   --------   ---------


Classic Valuation Fund Primary Class                +6.91%     +30.52%
S&P 500 Stock Composite Index(B)                    +6.57%     +20.80%


  On the following pages, the portfolio managers for the Fund discuss the Fund's performance for the year ended October 31, 2003. As always, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  PricewaterhouseCoopers LLP, the Fund's independent auditors, has completed its annual examination, and audited financial statements for the year ended October 31, 2003, are included in this report.

  Like numerous other mutual fund firms, Legg Mason has received and responded to a subpoena from the New York State Attorney General and to inquiries from the Securities and Exchange Commission regarding late trading and market timing in mutual funds. Consistent with our longstanding policy, Legg Mason will cooperate with all applicable regulatory authorities and will make no public comment on these pending matters. Nevertheless, because we are sensitive to our shareholders' interests and concerns about these issues, we have summarized the Legg Mason Funds' policies on order processing, market timing and fair value pricing. They may be viewed on our website at:
  http://www.leggmason.com/funds/ourfunds/fundspolicies/ann.htm.

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not indicate future performance.

(B) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

 Annual Report to Shareholders

  We report with deep sorrow the recent death of our longtime Director Richard
G. Gilmore. Dick was an exceptionally bright and talented person who made a significant contribution to the Fund over many years.

                                                  Sincerely,

                                                  /s/ MARK R. FETTING

                                                  Mark R. Fetting
                                                  President

November 30, 2003

Management's Discussion of Fund Performance

  For the twelve-month period ended October 31, 2003, the stock market, as measured by the S&P 500 Stock Composite Index,(A) advanced 20.80%. Following a strong move up in November 2002, the market slid for three months before starting a six-month stretch of consecutive gains. Sentiment surrounding the Iraq war was reflected by both market swings; leading up to the invasion, anxiety reigned, while the spring-summer rally was prompted somewhat by generally positive new flows throughout the fund industry. The economy played its role too, with some troubling signs early in 2003, caused in part by poor weather and the SARS scare. The indicators improved in the summer partially due to stimulus provided by the tax cut. The fiscal year ended with a large bounce in October as third quarter corporate profits soared.

  The Classic Valuation Fund recorded strongly positive performance in the fiscal year ended October 31, 2003, compared to its benchmark, the S&P 500. The Fund was up 30.52% for the period, while the S&P 500 was up 20.80% and the Russell 1000 Value was a positive 22.87%. The average market capitalization for the portfolio was smaller than the two indices and this was helpful to performance since small-cap was a top-performing asset class.

  Performance was aided by the recoveries of some holdings in two industries that ended the previous fiscal year at severely depressed prices: technology and power producers. Corning, Amdocs and Agilent, along with newcomer Seagate Technology, were tech stocks that positively contributed. Williams Companies and PG&E experienced strong rebounds when bankruptcy fears faded. Two retailers, Sears Roebuck and Supervalue, joined the list of the top contributors to excess performance. On the negative side of the ledger, the Fund suffered from large positions in the defense companies Northrop Grumman and Raytheon. After several years of bettering the market, the defense contractors seemed to be dragged down by the concern that rising federal budget deficits will limit the upside to procurement orders.

                                                  Tony Hitschler, CFA

                                                  Alec Cutler, CFA

                                                  Scott Kuensell, CFA

December 3, 2003
DJIA 9873.42

---------------
(A) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

 Annual Report to Shareholders

Performance Information

Legg Mason Classic Valuation Fund

Performance Comparison of a $10,000 Investment as of October 31, 2003

  The returns shown are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  Classic Valuation Fund offers two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class, offered only to certain institutional investors, is contained in a separate report to its shareholders.



  -------------------------------------------------
                     Cumulative     Average Annual
                    Total Return     Total Return
  -------------------------------------------------

  One Year             +30.52%          +30.52%
  Life of Class*       +10.17%           +2.46%
  -------------------------------------------------
  * Inception date: November 8, 1999
  -------------------------------------------------


Classic Valuation Fund graph



                                                               Classic Valuation Fund-Primary
                                                                           Class                  S&P 500 Stock Composite IndexA
                                                               ------------------------------     ------------------------------

11/8/99                                                                   10000.00                           10000.00
11/30/99                                                                   9720.00                           10203.00
                                                                          10090.00                           10804.00
                                                                           9640.00                           10261.00
                                                                           9370.00                           10067.00
                                                                          10140.00                           11052.00
4/30/00                                                                    9990.00                           10719.00
                                                                          10440.00                           10500.00
                                                                          10090.00                           10758.00
                                                                          10230.00                           10590.00
                                                                          11090.00                           11248.00
                                                                          11210.00                           10654.00
10/31/00                                                                  11590.00                           10609.00
                                                                          11150.00                            9773.00
                                                                          12150.00                            9821.00
                                                                          12811.00                           10169.00
                                                                          12450.00                            9242.00
                                                                          12049.00                            8656.00
4/30/01                                                                   12711.00                            9329.00
                                                                          12811.00                            9391.00
                                                                          12380.00                            9163.00
                                                                          12110.00                            9073.00
                                                                          11679.00                            8505.00
                                                                          10776.00                            7817.00
10/31/01                                                                  11077.00                            7967.00
                                                                          11719.00                            8578.00
                                                                          12160.00                            8653.00
                                                                          11979.00                            8527.00
                                                                          11558.00                            8363.00
                                                                          12501.00                            8677.00
4/30/02                                                                   12140.00                            8151.00
                                                                          11839.00                            8091.00
                                                                          10696.00                            7515.00
                                                                           9253.00                            6929.00
                                                                           9333.00                            6974.00
                                                                           8090.00                            6216.00
10/31/02                                                                   8441.00                            6764.00
                                                                           9293.00                            7162.00
                                                                           8631.00                            6741.00
                                                                           8471.00                            6564.00
                                                                           8160.00                            6466.00
                                                                           8250.00                            6529.00
4/30/03                                                                    9152.00                            7066.00
                                                                          10035.00                            7439.00
                                                                          10255.00                            7534.00
                                                                          10305.00                            7666.00
                                                                          10686.00                            7816.00
                                                                          10476.00                            7733.00
10/31/03                                                                  11017.00                            8170.00

 The graph and table do not reflect the deductions of taxes that a shareholder would pay on
              Fund distributions or the redemption of Fund shares.

             Past performance does not predict future performance.

---------------

(A) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market. Index returns are for periods beginning October 31, 1999.

Selected Portfolio Performance for the Year Ended October 31, 2003(B)



           Stronger performers(C)
---------------------------------------------


 1.  Corning Incorporated            +487.2%
 2.  The Williams Companies, Inc.    +447.8%
 3.  Amdocs Limited                  +207.5%
 4.  Calpine Corporation             +130.5%
 5.  PG&E Corporation                +125.4%
 6.  Agilent Technologies, Inc.       +81.2%
 7.  J.P. Morgan Chase & Co.          +81.2%
 8.  3Com Corporation                 +70.7%
 9.  CIGNA Corporation                +62.5%
10.  Computer Associates
      International, Inc.             +59.0%




            Weaker performers(C)
---------------------------------------------


 1.  Transocean Sedco Forex Inc.      -12.7%
 2.  Northrop Grumman Corporation     -11.8%
 3.  Merck & Co., Inc.                -11.5%
 4.  Raytheon Company                  -7.8%
 5.  Anadarko Petroleum Corporation    -1.2%
 6.  Tidewater Inc.                    -0.7%
 7.  El Paso Corporation               -0.7%
 8.  Berkshire Hathaway Inc. -
      Class B                          +5.4%
 9.  Bristol-Myers Squibb Company      +7.9%
10.  Fannie Mae                        +9.9%


Portfolio Changes Since April 30, 2003



               Securities added
----------------------------------------------


Advanced Micro Devices, Inc.
Allianz AG - ADR
American International Group, Inc.
Applied Micro Circuits Corporation
Axis Capital Holdings Limited
Ball Corporation
CIGNA Corporation
Comerica Incorporated
Conseco, Inc.
Crown Holdings, Inc.
Delta Air Lines, Inc.
Dynegy Inc.
Honeywell International Inc.
International Business Machines
 Corporation
McDonald's Corporation
Microsoft Corporation
Nokia Oyj - ADR
PeopleSoft, Inc.
Pfizer Inc.
Tenet Healthcare Corporation
Toyota Motor Corporation - ADR




               Securities sold
----------------------------------------------


Circuit City Stores, Inc.
Ford Motor Company Capital Trust, Cv.,
 6.5%
Lyondell Chemical Company
PacifiCare Health Systems, Inc.
Sears, Roebuck and Co.
Toys "R" Us, Inc., Cv., 6.25%
U.S. Bancorp
United States Steel Corporation


---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.
(C) Securities held for the entire year.

 Annual Report to Shareholders

Statement of Net Assets

October 31, 2003
(Amounts in Thousands)

Legg Mason Classic Valuation Fund



                                                              Shares/Par          Value

-----------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 98.9%


Consumer Discretionary -- 16.9%
 Automobiles -- 1.7%
 Toyota Motor Corporation - ADR                                      21          $  1,218
                                                                                 --------
 Hotels, Restaurants and Leisure -- 4.1%
 Carnival Corporation                                                45             1,585
 McDonald's Corporation                                              55             1,376
                                                                                 --------
                                                                                    2,961
                                                                                 --------
 Household Durables -- 0.9%
 Koninklijke (Royal) Philips Electronics N.V. - ADR                  24               633
                                                                                 --------
 Internet and Catalog Retail -- 1.3%
 InterActiveCorp                                                     26               944(A)
                                                                                 --------
 Media -- 6.8%
 Comcast Corporation - Class A                                       38             1,277(A)
 Liberty Media Corporation                                          100             1,009(A)
 The Interpublic Group of Companies, Inc.                            50               744(A)
 The Walt Disney Company                                             80             1,813
                                                                                 --------
                                                                                    4,843
                                                                                 --------
 Specialty Retail -- 2.1%
 The Home Depot, Inc.                                                40             1,483
                                                                                 --------
Consumer Staples -- 6.3%
 Food and Staples Retailing -- 1.9%
 SUPERVALU INC.                                                      53             1,326
                                                                                 --------
 Food Products -- 4.4%
 Del Monte Foods Company                                            250             2,378(A)
 Sara Lee Corporation                                                40               797
                                                                                 --------
                                                                                    3,175
                                                                                 --------


                                                              Shares/Par          Value

-----------------------------------------------------------------------------------------
Energy -- 7.3%
 Energy Equipment and Services -- 4.8%
 Halliburton Company                                                 44          $  1,060
 Tidewater Inc.                                                      60             1,650
 Transocean Sedco Forex Inc.                                         35               666(A)
                                                                                 --------
                                                                                    3,376
                                                                                 --------
 Oil and Gas -- 2.5%
 Anadarko Petroleum Corporation                                      18               785
 ConocoPhillips                                                      18             1,016
                                                                                 --------
                                                                                    1,801
                                                                                 --------
Financials -- 22.3%
 Capital Markets -- 4.4%
 J. P. Morgan Chase & Co.                                            47             1,694
 The Goldman Sachs Group, Inc.                                       16             1,465
                                                                                 --------
                                                                                    3,159
                                                                                 --------
 Commercial Banks -- 2.3%
 Comerica Incorporated                                               20             1,029
 Wachovia Corporation                                                13               592
                                                                                 --------
                                                                                    1,621
                                                                                 --------
 Diversified Financial Services -- 2.0%
 Citigroup Inc.                                                      30             1,422
                                                                                 --------
 Insurance -- 10.3%
 Allianz AG - ADR                                                    40               431
 American International Group, Inc.                                  18             1,095
 Axis Capital Holdings Limited                                       43             1,087
 Berkshire Hathaway Inc. - Class B                                  0.5             1,167(A)
 Conseco, Inc.                                                       50             1,014(A)
 Nationwide Financial Services, Inc.                                 19               632
 Platinum Underwriters Holdings, Ltd.                                41             1,187
 Travelers Property Casualty Corp. - Class A                         45               730
                                                                                 --------
                                                                                    7,343
                                                                                 --------

 Annual Report to Shareholders

Statement of Net Assets -- Continued

Legg Mason Classic Valuation Fund -- Continued



                                                              Shares/Par          Value

-----------------------------------------------------------------------------------------
Financials -- Continued
 Investment Management -- 1.8%
 Alliance Capital Management Holding L.P.                            39          $  1,309
                                                                                 --------
 Thrifts and Mortgage Finance -- 1.5%
 Fannie Mae                                                          15             1,076
                                                                                 --------
Health Care -- 7.8%
 Health Care Providers and Services -- 3.3%
 CIGNA Corporation                                                   27             1,512
 Tenet Healthcare Corporation                                        61               841(A)
                                                                                 --------
                                                                                    2,353
                                                                                 --------
 Pharmaceuticals -- 4.5%
 Bristol-Myers Squibb Company                                        52             1,317
 Merck & Co., Inc.                                                   20               863
 Pfizer Inc.                                                         32             1,011
                                                                                 --------
                                                                                    3,191
                                                                                 --------
Industrials -- 11.6%
 Aerospace/Defense -- 8.9%
 Honeywell International Inc.                                        20               612
 Northrop Grumman Corporation                                        23             2,012
 Raytheon Company                                                    60             1,586
 The Boeing Company                                                  22               847
 United Technologies Corporation                                     15             1,270
                                                                                 --------
                                                                                    6,327
                                                                                 --------
 Airlines -- 1.6%
 Delta Air Lines, Inc.                                               90             1,172
                                                                                 --------
 Road and Rail -- 1.1%
 CSX Corporation                                                     24               764
                                                                                 --------


                                                              Shares/Par          Value

-----------------------------------------------------------------------------------------
Information Technology -- 15.4%
 Communications Equipment -- 3.2%
 Corning Incorporated                                               104          $  1,136(A)
 JDS Uniphase Corporation                                            97               345(A)
 3Com Corporation                                                    61               440(A)
 Nokia Oyj - ADR                                                     20               340
                                                                                 --------
                                                                                    2,261
                                                                                 --------
 Computers and Peripherals -- 3.9%
 Electronics for Imaging, Inc.                                       26               705(A)
 International Business Machines Corporation                         13             1,127
 Seagate Technology                                                  42               965
                                                                                 --------
                                                                                    2,797
                                                                                 --------
 Electronics (Instrumentation) -- 0.9%
 Agilent Technologies, Inc.                                          25               623(A)
                                                                                 --------
 IT Services -- 1.2%
 Electronic Data Systems Corporation                                 40               858
                                                                                 --------
 Semiconductor Equipment and Production -- 0.8%
 Advanced Micro Devices, Inc.                                        15               228(A)
 Applied Micro Circuits Corporation                                  60               349(A)
                                                                                 --------
                                                                                      577
                                                                                 --------
 Software -- 5.4%
 Amdocs Limited                                                      30               633(A)
 Computer Associates International, Inc.                             49             1,146
 Microsoft Corporation                                               56             1,464
 PeopleSoft, Inc.                                                    30               621(A)
                                                                                 --------
                                                                                    3,864
                                                                                 --------
Materials -- 4.8%
 Containers and Packaging -- 2.3%
 Ball Corporation                                                    26             1,472
 Crown Holdings, Inc.                                                20               158(A)
                                                                                 --------
                                                                                    1,630
                                                                                 --------

 Annual Report to Shareholders

Statement of Net Assets -- Continued

Legg Mason Classic Valuation Fund -- Continued



                                                              Shares/Par          Value

-----------------------------------------------------------------------------------------
Materials -- Continued
 Metals and Mining -- 2.5%
 Alcoa Inc.                                                          40          $  1,253
 Arch Coal, Inc.                                                     21               510
                                                                                 --------
                                                                                    1,763
                                                                                 --------
Utilities -- 6.5%
 Electric Utilities -- 2.3%
 Allegheny Energy, Inc.                                              58               618(A)
 PG&E Corporation                                                    43             1,059(A)
                                                                                 --------
                                                                                    1,677
                                                                                 --------
 Multi-Utilities and Unregulated Power -- 4.2%
 Calpine Corporation                                                 66               304(A)
 Dynegy Inc.                                                        111               445(A)
 El Paso Corporation                                                 61               445
 The Williams Companies, Inc.                                       174             1,779
                                                                                 --------
                                                                                    2,973
                                                                                 --------
Total Common Stock and Equity Interests (Identified Cost -- $65,326)               70,520
-----------------------------------------------------------------------------------------
Repurchase Agreements -- 0.5%


 State Street Bank and Trust Company
   1.03%, dated 10/31/03, to be repurchased at $356 on
   11/3/03 (Collateral: $360 Federal Farm Credit Bank notes,
   2.50%, due 11/15/05, value $367)                            $    356               356
                                                                                 --------
Total Repurchase Agreements (Identified Cost -- $356)                                 356
-----------------------------------------------------------------------------------------
Total Investments -- 99.4% (Identified Cost -- $65,682)                            70,876
Other Assets Less Liabilities -- 0.6%                                                 394
                                                                                 --------

Net assets -- 100.0%                                                             $ 71,270
                                                                                 ========

-----------------------------------------------------------------------------------------
Net assets consist of:
Accumulated paid-in capital applicable to:
 6,344 Primary Class shares outstanding                                          $ 77,957
   137 Institutional Class shares outstanding                                       1,457
Accumulated net realized gain/(loss) on investments and
 foreign currency transactions                                                    (13,338)
Unrealized appreciation/(depreciation) of investments and
 foreign currency translations                                                      5,194
                                                                                 --------

Net assets                                                                       $ 71,270
                                                                                 ========

Net asset value per share:


 Primary Class                                                                     $10.99
                                                                                 ========
 Institutional Class                                                               $11.25
                                                                                 ========
-----------------------------------------------------------------------------------------


(A) Non-income producing.

See notes to financial statements.

 Annual Report to Shareholders

Statement of Operations

For the Year Ended October 31, 2003
(Amounts in Thousands)

Legg Mason Classic Valuation Fund




-----------------------------------------------------------------------------
Investment Income:

Dividends                                             $    975(A)
Interest                                                     8
                                                      --------
      Total income                                                   $   983
                                                                     -------

Expenses:

Management fee                                             426
Distribution and service fees                              564(B)
Audit and legal fees                                        36
Custodian fee                                               73
Directors' fees and expenses                                13
Registration expense                                        28
Reports to shareholders                                     35
Transfer agent and shareholder servicing expense:
  Primary Class                                             54
  Institutional Class                                     N.M.
Other expenses                                              16
                                                      --------
                                                         1,245
      Less fees waived                                    (133)
                                                      --------
      Total expenses, net of waivers                                   1,112
                                                                     -------
Net Investment Income/(Loss)                                            (129)
                                                                     -------

Net Realized and Unrealized Gain/(Loss) on
  Investments:

Realized gain/(loss) on investments and foreign
  currency transactions                                 (3,937)
Change in unrealized appreciation/(depreciation) of
  investments and foreign currency translations         18,787
                                                      --------
Net Realized and Unrealized Gain/(Loss) on
  Investments                                                         14,850
-----------------------------------------------------------------------------
Change in Net Assets Resulting From Operations                       $14,721
-----------------------------------------------------------------------------


(A) Net of foreign taxes withheld of $2.

(B) See Note 1 to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Changes in Net Assets

(Amounts in Thousands)

Legg Mason Classic Valuation Fund



                                                          For the Years Ended
                                                       -------------------------
                                                        10/31/03
                                                                        10/31/02
--------------------------------------------------------------------------------


Change in Net Assets:

Net investment income/(loss)                             $  (129)     $    (75)

Net realized gain/(loss) on investments and foreign
  currency transactions                                   (3,937)       (9,195)

Change in unrealized appreciation/(depreciation) of
  investments and foreign currency translations           18,787       (11,432)
--------------------------------------------------------------------------------
Change in net assets resulting from operations            14,721       (20,702)

Change in net assets from Fund share transactions:
    Primary Class                                         (1,705)       24,126
    Institutional Class                                    1,285            52
--------------------------------------------------------------------------------
Change in net assets                                      14,301         3,476

Net Assets:

Beginning of year                                         56,969        53,493
--------------------------------------------------------------------------------
End of year                                              $71,270      $ 56,969
--------------------------------------------------------------------------------
Undistributed net investment income/(loss)               $    --      $     --
--------------------------------------------------------------------------------


See notes to financial statements.

Annual Report to Shareholders


Financial Highlights

Legg Mason Classic Valuation Fund

  Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.



                                                          Years Ended October 31,
                                        ------------------------------------------------------------
                                            2003          2002            2001        2000(A)
----------------------------------------------------------------------------------------------------

Net asset value,
 beginning of year                         $ 8.42        $11.05          $11.59        $10.00
                                        ------------------------------------------------------------
Investment operations:
 Net investment income/(loss)               (.02)(B)      (.01)(B)        (.02)(B)        .01(B)
 Net realized and unrealized
   gain/(loss) on investments                2.59         (2.62)           (.49)         1.58
                                        ------------------------------------------------------------
 Total from investment operations            2.57         (2.63)           (.51)         1.59
                                        ------------------------------------------------------------
Distributions:
 From net investment income                   --            --             (.01)          --
 In excess of net investment income           --            --             (.02)          --
                                        ------------------------------------------------------------
 Total distributions                          --            --             (.03)          --
                                        ------------------------------------------------------------
Net asset value,
 end of year                               $10.99        $ 8.42          $11.05        $11.59
                                        ------------------------------------------------------------

Ratios/supplemental data:
 Total return                               30.52%       (23.80)%         (4.43)%      15.90%(C)
 Expenses to average net assets             1.97%(B)      2.00%(B)        2.00%(B)    2.00%(B,D)
 Net investment income/(loss) to
   average net assets                      (.23)%(B)     (.11)%(B)       (.36)%(B)     .22%(B,D)
 Portfolio turnover rate                     64.3%         84.3%           64.9%        73.0%(D)
 Net assets, end of year
   (in thousands)                       $69,732       $56,836         $53,380       $9,569
----------------------------------------------------------------------------------------------------


(A) For the period November 8, 1999 (commencement of operations) to October 31, 2000.

(B) Net of fees waived by the adviser pursuant to a contractual expense limitation of 1.95% of average daily net assets until February 29, 2004. Prior to March 1, 2003, the contractual expense limitation was 2.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the years ended October 31, 2003, 2.20%; 2002, 2.12%; and 2001, 2.28%; and for the period ended October 31, 2000, 5.98%.

(C) Not annualized.

(D) Annualized.

See notes to financial statements.

Notes to Financial Statements

Legg Mason Classic Valuation Fund
(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Light Street Trust, Inc. ("Corporation"), consisting of the Classic Valuation Fund ("Classic Valuation" or "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Fund offers two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At October 31, 2003, receivables for securities sold and payables for securities purchased for the Fund were as follows:



         Receivable for              Payable for
         Securities Sold         Securities Purchased
         --------------------------------------------


              $817                       $888

Annual Report to Shareholders
Notes to Financial Statements - Continued
--------------------------------------------------------------------------------

  For the year ended October 31, 2003, investment transactions (excluding short-term investments) were as follows:



         Purchases         Proceeds From Sales
         -------------------------------------


          $36,360                $37,166


Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. Classic Valuation's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations,

--------------------------------------------------------------------------------

which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  The tax basis components of net assets at October 31, 2003, were as follows:



Unrealized appreciation                     $  9,709
Unrealized depreciation                       (4,551)
                                            --------
Net unrealized appreciation/(depreciation)     5,158
Capital loss carryforwards                   (13,302)
Paid-in capital                               79,414
                                            --------
Net assets                                  $ 71,270
                                            ========


  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of October 31, 2003, the Fund has capital loss carryforwards of $27 expiring in 2008, $75 expiring in 2009, $9,144 expiring in 2010, and $4,056 expiring in 2011.

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended October 31, 2003, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.



Undistributed net investment income          $ 129
Paid-in capital                               (129)

Annual Report to Shareholders
Notes to Financial Statements - Continued
--------------------------------------------------------------------------------

  At October 31, 2003, the cost of investments for federal income tax purposes was $65,718.

3. Transactions With Affiliates:

  The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). For its services to the Fund, LMFA receives a fee, calculated daily and payable monthly. The annual management fee rates and fees payable are provided in the chart below:



                                         Year Ended             At
                                      October 31, 2003   October 31, 2003
                                      ----------------   ----------------
Management                             Management Fee     Management Fee
   Fee          Asset Breakpoint         Waived(A)           Payable
-------------------------------------------------------------------------


  0.75%          $0 - $1 billion            $129               $356
  0.65%      in excess of $1 billion


  Under the terms of the agreement, LMFA is required to bear any expenses, through the expiration dates set forth below, which would cause the Fund's ratio of expenses to average net assets to exceed a certain set percentage as described below ("percentage"). Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund's ratio of expenses to average net assets to exceed the percentage.

  LMFA has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates.

  Effective March 1, 2003, the Fund's expense limitation was decreased to 1.95% from 2.00% for the Primary Class and to 0.95% from 1.00% for the Institutional Class. The new expense limitations are effective through February 29, 2004.

  Brandywine Asset Management, LLC ("Brandywine") serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine a fee computed daily and payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an

---------------
(A) Subject to repayment.

--------------------------------------------------------------------------------

annual distribution fee and an annual service fee, based on the Fund's Primary
Class's average daily net assets, computed daily and payable monthly as follows:



                                               Year Ended
                                            October 31, 2003         At October 31, 2003
                                        ------------------------   ------------------------
               Distribution   Service   Distribution and Service   Distribution and Service
                   Fee          Fee          Fees Waived(B)              Fees Payable
-------------------------------------------------------------------------------------------

Primary Class     0.75%        0.25%               $4                        $83

  Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA or Legg Mason to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund's expenses to exceed the limit, if any, imposed by LMFA at that time.

  No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the year ended October 31, 2003.

  LM Funds Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $18 for the year ended October 31, 2003.

  LMFA, Legg Mason, Brandywine and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

4. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the year ended October 31, 2003, the Fund made no borrowings under the Credit Agreement.

---------------
(B)Subject to repayment.

 Annual Report to Shareholders

Notes to Financial Statements -- Continued


--------------------------------------------------------------------------------

5. Fund Share Transactions:

  At October 31, 2003, there were 100,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:



                                           Sold             Repurchased           Net Change
                                     -----------------   -----------------   --------------------
                                     Shares    Amount    Shares    Amount      Shares     Amount

-------------------------------------------------------------------------------------------------
-- Primary Class
  Year Ended Oct. 31, 2003            2,167   $ 21,211   (2,576)  $(22,916)     (409)     $(1,705)
  Year Ended Oct. 31, 2002            3,573     40,472   (1,650)   (16,346)    1,923       24,126
--Institutional Class
  Year Ended Oct. 31, 2003              127   $  1,351       (6)  $    (66)      121      $ 1,285
  Year Ended Oct. 31, 2002                6         56       --         (4)        6           52
-------------------------------------------------------------------------------------------------

Report of Independent Auditors

To the Board of Directors of Legg Mason Light Street Trust, Inc. and Shareholders of Classic Valuation Fund:

  In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Classic Valuation Fund (comprising the Light Street Trust, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                      PricewaterhouseCoopers LLP

Baltimore, Maryland

November 21, 2003

Annual Report to Shareholders

Directors and Officers

  The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light
Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland
21202.



 ----------------------------------------------------------------------------------------------------------
                                 Term of
                                  Office
                                   and
                   Position(s)    Length         Number of           Other
                    Held With     of Time       Legg Mason       Directorships    Principal Occupation(s)
   Name and Age       Funds      Served(A)    Funds Overseen         Held        During the Past Five Years
 ----------------------------------------------------------------------------------------------------------


 INDEPENDENT DIRECTORS:
 ----------------------------------------------------------------------------------------------------------
 Lehman, Arnold     Director       Since     Director/Trustee   None             Director of The Brooklyn
 L.                                1999      of all Legg Mason                   Museum of Art since 1997;
 Age 59                                      funds (consisting                   Trustee of American
                                             of 22                               Federation of Arts since
                                             portfolios).                        1998. Formerly: Director
                                                                                 of The Baltimore Museum of
                                                                                 Art (1979-1997).
 ----------------------------------------------------------------------------------------------------------
 Masters, Robin     Director       Since     Director/Trustee   None             Retired. Director of
 J.W.                              2002      of all Legg Mason                   Bermuda SMARTRISK
 Age 47                                      funds (consisting                   (non-profit) since 2001.
                                             of 22                               Formerly: Chief Investment
                                             portfolios).                        Officer of ACE Limited
                                                                                 (insurance) (1995-2000).
 ----------------------------------------------------------------------------------------------------------
 McGovern, Jill     Director       Since     Director/Trustee   None             Chief Executive Officer of
 E.                                1999      of all Legg Mason                   The Marrow Foundation
 Age 59                                      funds (consisting                   since 1993. Formerly:
                                             of 22                               Executive Director of the
                                             portfolios).                        Baltimore International
                                                                                 Festival (1991-1993);
                                                                                 Senior Assistant to the
                                                                                 President of The Johns
                                                                                 Hopkins University
                                                                                 (1986-1990).
 ----------------------------------------------------------------------------------------------------------
 Mehlman, Arthur    Director       Since     Director/Trustee   None             Retired. Director of The
 S.                                2002      of all Legg Mason                   League for People with
 Age 61                                      funds (consisting                   Disabilities, Inc.;
                                             of 22                               Director of University of
                                             portfolios).                        Maryland Foundation and
                                                                                 University of Maryland
                                                                                 College Park Foundation
                                                                                 (non-profits). Formerly:
                                                                                 Partner, KPMG LLP
                                                                                 (international accounting
                                                                                 firm) (1972-2002).
 ----------------------------------------------------------------------------------------------------------

 ----------------------------------------------------------------------------------------------------------
                                  Term of
                                  Office
                                   and
                   Position(s)    Length         Number of           Other
                    Held With     of Time       Legg Mason       Directorships    Principal Occupation(s)
   Name and Age       Funds      Served(A)    Funds Overseen         Held        During the Past Five Years
 ----------------------------------------------------------------------------------------------------------

 O'Brien, G.        Director       Since     Director/Trustee   Director of the  Trustee of Colgate
 Peter                             1999      of all Legg Mason  Royce Family of  University; President of
 Age 57                                      funds (consisting  Funds            Hill House, Inc.
                                             of 22              (consisting of   (residential home care).
                                             portfolios).       17 portfolios);  Formerly: Managing
                                                                Director of      Director, Equity Capital
                                                                Renaissance      Markets Group of Merrill
                                                                Capital          Lynch & Co. (1971- 1999).
                                                                Greenwich
                                                                Funds; Director
                                                                of Technology
                                                                Investment
                                                                Capital Corp.
 ----------------------------------------------------------------------------------------------------------
 Rowan, S. Ford     Director       Since     Director/Trustee   None             Consultant, Rowan &
 Age 60                            2002      of all Legg Mason                   Blewitt Inc. (management
                                             funds (consisting                   consulting); Visiting
                                             of 22                               Associate Professor,
                                             portfolios).                        George Washington

                                                                                 University since 2002;
                                                                                 Director of Santa Fe
                                                                                 Institute (scientific
                                                                                 research institute)
                                                                                 since 1999;
                                                                                 Director of Annapolis
                                                                                 Center for Science-Based
                                                                                 Public Policy since 1995.
 ----------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS:
 ----------------------------------------------------------------------------------------------------------
 Curley, John F.,   Chairman       Since     Chairman and       None             Director and/or officer of
 Jr.(B)             and            1999      Director/ Trustee                   various Legg Mason
 Age 64             Director                 of all Legg Mason                   affiliates. Formerly: Vice
                                             funds (consisting                   Chairman and Director of
                                             of 22                               Legg Mason, Inc. and Legg
                                             portfolios).                        Mason Wood Walker,
                                                                                 Incorporated; Director of
                                                                                 Legg Mason Fund Adviser,
                                                                                 Inc. and Western Asset
                                                                                 Management Company (each a
                                                                                 registered investment
                                                                                 adviser).
 ----------------------------------------------------------------------------------------------------------
 Fetting, Mark      President    President   President and      Director of the  Executive Vice President
 R.(B)              and            since     Director/ Trustee  Royce Family of  of Legg Mason, Inc.;
 Age 48             Director       2001;     of all Legg Mason  Funds            Director and/or officer of
                                 Director    funds (consisting  (consisting of   various Legg Mason
                                   since     of 22              17 portfolios).  affiliates since 2000.
                                   2002      portfolios).                        Formerly: Division
                                                                                 President and Senior
                                                                                 Officer of Prudential
                                                                                 Financial Group, Inc. and
                                                                                 related companies,
                                                                                 including fund boards and
                                                                                 consulting services to
                                                                                 subsidiary companies
                                                                                 (1991-2000); Partner,
                                                                                 Greenwich Associates; Vice
                                                                                 President, T. Rowe Price
                                                                                 Group, Inc.
 ----------------------------------------------------------------------------------------------------------

Annual Report to Shareholders

 ----------------------------------------------------------------------------------------------------------
                                     Term of
                                  Office
                                       and
                   Position(s)    Length         Number of           Other
                    Held With     of Time       Legg Mason       Directorships    Principal Occupation(s)
   Name and Age       Funds      Served(A)    Funds Overseen         Held        During the Past Five Years
 ----------------------------------------------------------------------------------------------------------

 EXECUTIVE OFFICERS:
 ----------------------------------------------------------------------------------------------------------
 Karpinski, Marie   Vice           Since     Vice President     None             Vice President and
 K.(C)              President      1999      and Treasurer of                    Treasurer of Legg Mason
 Age 54             and                      all Legg Mason                      Fund Adviser, Inc. and
                    Treasurer                funds (consisting                   Western Asset Funds, Inc.;
                                             of 22                               Treasurer of Pacific
                                             portfolios).                        American Income Shares,
                                                                                 Inc., Western Asset
                                                                                 Premier Bond Fund and
                                                                                 Western Asset/Claymore
                                                                                 U.S. TIPS Fund.
 ----------------------------------------------------------------------------------------------------------
 Merz, Gregory      Vice           Since     Vice President,    None             Vice President and Deputy
 T.(C)              President,     2003      Secretary and                       General Counsel of Legg
 Age 45             Secretary                Chief Legal                         Mason, Inc. since 2003.
                    and Chief                Officer of all                      Formerly: Associate
                    Legal                    Legg Mason funds                    General Counsel, Fidelity
                    Officer                  (consisting of 22                   Investments (1993-2002);
                                             portfolios).                        Associate, Debevoise &
                                                                                 Plimpton (1985-1993).
 ----------------------------------------------------------------------------------------------------------

(A) Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors.

(B) Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Corporation by virtue of being employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

(C) Officers of the Corporation are interested persons (as defined in the 1940
    Act).

            ADDITIONAL INFORMATION ABOUT THE CORPORATION'S DIRECTORS
            AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
             INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
                            CALLING 1-800-822-5544.

                         Investment Manager

                         Legg Mason Fund Adviser, Inc.
                         Baltimore, MD

                         Investment Adviser

                         Brandywine Asset Management, LLC
                         Wilmington, DE

                         Board of Directors

                         John F. Curley, Jr., Chairman
                         Mark R. Fetting, President
                         Arnold L. Lehman
                         Robin J.W. Masters
                         Dr. Jill E. McGovern
                         Arthur S. Mehlman
                         G. Peter O'Brien
                         S. Ford Rowan

                         Transfer and Shareholder Servicing Agent

                         Boston Financial Data Services
                         Braintree, MA

                         Custodian

                         State Street Bank & Trust Company
                         Boston, MA

                         Counsel

                         Kirkpatrick & Lockhart LLP
                         Washington, DC

                         Independent Auditors

                         PricewaterhouseCoopers LLP
                         Baltimore, MD

                   This report is not to be distributed unless
                    preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
                         Member NYSE, Inc. - Member SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-233
12/03

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

      THE REGISTRANT, LEGG MASON LIGHT STREET TRUST, INC., HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE FUND PRESIDENT AND TREASURER, A COPY OF WHICH IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

      THE DIRECTORS OF LEGG MASON LIGHT STREET TRUST, INC. DETERMINED THAT THE FUND HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

      MR. ARHTUR S. MEHLMAN, AN INDEPENDENT DIRECTOR, WAS DEEMED QUALIFIED AND AGREED TO SERVE.

Item 4 - Principal Accounting Fees and Services

  (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A
  (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
      (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
  (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A
  (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
      (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
  (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A
  (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A
  (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

  (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

                  (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

  (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

      WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY

      THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

  (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

  (a) File the exhibits listed below as part of this Form.

  (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

      (ATTACHED)

  (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

      (ATTACHED)

  (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
      78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

      (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President,
Legg Mason Light Street Trust, Inc.

Date:     12/17/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President,
Legg Mason Light Street Trust, Inc.

Date:   12/17/03


By: /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer,
Legg Mason Light Street Trust, Inc.

Date:   12/17/03